CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (16,233)	$ (17,345)	$ (14,526)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	270	300	299
Gain from bargain purchase related to acquisition of CynoGen, Inc.	0	(155)	0
Share-based compensation relating to options, RSUs, shares and warrants granted to employees, non-employees and directors	859	1,016	943
Issuance expenses of Debentures and Warrants classified as liabilities related to share purchase agreement	572	561	0
Revaluation losses (gain) of Debentures and Warrants related to share purchase agreements	(14)	1,051	(79)
Decrease (increase) in trade receivables	14	(7)	(114)
Decrease (increase) in other accounts receivable and prepaid expenses	1,841	(1,651)	(170)
Increase (decrease) in trade payables	252	57	(343)
Decrease in deferred revenue	0	0	(228)
Increase (decrease) in other accounts payables and accruals	476	(121)	616
Net cash used in operating activities from continuing operations	(11,963)	(16,294)	(13,602)
Cash flows from investing activities:
Purchase of property and equipment	(109)	(117)	(247)
Acquisition of CynoGen, Inc. (a)	0	(2,122)	0
Decrease (increase) in bank deposits and restricted cash	498	7,152	(11)
Net cash provided by (used in) investing activities from continuing operations	389	4,913	(258)
Cash flows from financing activities:
Repayment of capital lease	(28)	0	0
Issuance of shares, debentures and warrants and proceed from exercise of warrants, net	3,288	17,320	5,015
Net cash provided by financing activities from continuing operations	3,260	17,320	5,015
Net cash provided by (used in) operating activities from discontinued operations	1,368	(639)	0
Net cash provided by (used in) investing activities from discontinued operations	662	(782)	0
Net cash provided by (used in) financing activities from discontinued operations	0	0	0
Increase (decrease) in cash and cash equivalents	(6,284)	4,518	(8,845)
Cash and cash equivalents at beginning of year	12,447	7,929	16,774
Cash and cash equivalents at end of year	6,163	12,447	7,929
Less cash and cash equivalents of discontinued operation at the end of the year	1,570	1,333	0
Cash and Cash Equivalents, at Carrying Value	4,593	11,114	7,929
(a) Acquisition of CynoGen, Inc.
Working capital, net (excluding cash and cash equivalents)	0	1,599	0
Property and equipment	0	2,628	0
Gain from bargain purchase	0	(155)	0
Issuance of shares	0	(1,950)	0
Acquisition of CynoGen, Inc., purchase price	0	(2,122)	0
(b) Supplemental disclosure of non-cash activities:
Share issuance for acquisition of CynoGen, Inc.	0	1,950	0
Reclassification of Warrants A and B to shareholders' equity	0	6,272	0
Purchase of property and equipment under capital lease	148	0	0
Conversion of Debentures to shares	19	0	0
(c) Supplemental disclosures of cash flow activities:
Interest received	$ 10	$ 0	$ 0